PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Presentation of Consolidated Financial Statements [Abstract]
Schedule of lease assets and liabilities disclosed in consolidated financial statements [Text Block]
January 1, 2019 ThU.S.$
Right of use assets	252,085
Advances granted	(4,308)
Sublease	1,540
Lease liabilities	249,317

Schedule of explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [Text Block]

2019 ThU.S.$
Operating leases as of December 31, 2018	111,927
Discounted using the lessee’s incremental borrowing rate as of January 1, 2019	89,605
Finance lease liabilities recognized as of December 31, 2018	68,187
Lease liabilities recognized due to IFRS 16 implementation	159,712
Total Lease liabilities as of January 1, 2019 .	317,504

January 1, 2019 ThU.S.$
Right of use assets - IFRS 16	252,085
Right of use assets - IAS 17	72,252
Increase (decrease) for changes in accounting policies	324,337

January 1, 2019 ThU.S.$
Lease liabilities - IFRS 16	249,317
Lease liabilities - IAS 17	68,187
Increase (decrease) for changes in accounting policies	317,504